Noncontrolling Interest - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended
	Apr. 30, 2015	Feb. 28, 2015	May. 31, 2015
Koolearn Corporation [Member]
Noncontrolling Interest [Line Items]
Ordinary shares issued		5,000,000
Cash consideration received on issuance of equity		$ 3,752
Noncontrolling interest, equity percentage			5.90%
Beijing New Road Information Consulting Services Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Cash consideration received on issuance of equity	$ 39
Noncontrolling interest, equity percentage		49.00%
Equity ownership percentage		51.00%